LEASES - (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2021
Lessee, Lease, Description [Line Items]
Incremental borrowing rate for operating lease	10.00%			10.00%
Operating lease right of use asset, net	$ 561	$ 672	$ 956
Finance lease right of use asset, net	230	382	743
Total right of use asset	791	1,054	1,699
Accumulated amortization of finance lease assets	$ 2,500	$ 2,400	$ 2,000
Minimum
Lessee, Lease, Description [Line Items]
Rate of interest for finance lease	5.20%	5.20%
Maximum
Lessee, Lease, Description [Line Items]
Rate of interest for finance lease	13.40%	13.40%